Schedule of transaction price allocated to remaining performance obligations (Details) - SGD ($)	Apr. 30, 2026	Apr. 30, 2025
April 30, 2026 [member]
IfrsStatementLineItems [Line Items]
April 30, 2025		$ 18,810,005
April 30, 2027 [member]
IfrsStatementLineItems [Line Items]
April 30, 2025	30,730,757	15,951,564
April 30, 2028 [member]
IfrsStatementLineItems [Line Items]
April 30, 2025	29,162,223	15,562,861
April 30, 2029 [member]
IfrsStatementLineItems [Line Items]
April 30, 2025	18,206,493	6,730,809
April Thirty Two Thousand And Twenty Thirty [Member]
IfrsStatementLineItems [Line Items]
April 30, 2025	$ 6,925,000